ACCOUNT AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNT AND OTHER PAYABLES

Note 13 — ACCOUNT AND OTHER PAYABLES

The components of account and other payables are as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Account and other payables
Accrued expenses	79,878	265,385	206,381
Other payables	20,775	160,115	124,516
	100,653	425,500	330,897